23. Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity
Profit for the year	R$ 3,367,517	R$ 2,835,068	R$ 2,519,310
Legal reserve	168,376	141,755	125,965
Minimum mandatory dividends	799,785	673,328	598,336
Additional proposed dividends	141,203	118,859	105,543
Investment reserve recorded	R$ 2,258,153	R$ 1,901,126	R$ 1,689,466